ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	2018	2017

Trade	$468.0	$486.4
Other[1]	94.1	56.6
	$562.1	$543.0
[1]	Includes interest receivable from Quebecor of an amount of $8.6 million as of December 31, 2018.